Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan"s Investments at Fair and Plan's Assets and Fair Value of Investments Measured at Net Assets Value Per Share as Practical Expedient

A summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024, set forth by level within the fair value hierarchy (if applicable), is as follows:

	Investments, at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$235,648,053	$—	$—	$235,648,053
Berkshire Hathaway Stock Fund (see Note F)	—	42,798,738	—	42,798,738
Investments measured within fair value hierarchy	235,648,053	42,798,738	—	278,446,791
Common Collective Trust Funds (A)	—	—	—	151,919,886
Investments at fair value	$235,648,053	$42,798,738	$—	$430,366,677

	Investments, at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$218,290,469	$—	$—	$218,290,469
Berkshire Hathaway Stock Fund (see Note F)	—	43,040,571	—	43,040,571
Investments measured within fair value hierarchy	218,290,469	43,040,571	—	261,331,040
Common Collective Trust Funds (A)	—	—	—	134,892,830
Investments at fair value	$218,290,469	$43,040,571	$—	$396,223,870

(A)
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value of investments in the fair value hierarchy to the amounts presented in the statement of net assets available for benefits.

The following table summarizes investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024, respectively.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Plan Level Redemption Notice Period
Schwab Indexed Retirement Funds	$131,855,432	n/a	Daily	30 days
Morley Stable Value Fund	20,064,454	n/a	Daily	12 months

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Plan Level Redemption Notice Period
Schwab Indexed Retirement Funds	$111,634,402	n/a	Daily	30 days
Morley Stable Value Fund	23,258,428	n/a	Daily	12 months